OTHER LONG-TERM LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	June 30, 2017	December 31, 2016
Unamortized sellers' credit	5,046	6,124
Obligations under capital leases - long-term portion	234,573	118,754
Other items	6	4
	239,625	124,882

Schedule of Future Minimum Lease Payments for Capital Leases
The Company's future minimum lease obligations under the non-cancellable lease are as follows:

(in thousands of $)
Year ending December 31,
2017 (remaining six months)	12,630
2018	25,054
2019	25,054
2020	25,122
2021	25,054
Thereafter	306,903
Total lease obligations	419,817
Less: imputed interest payable	(177,729)
Present value of obligations under capital lease	242,088
Less: current portion	(7,515)
Obligations under capital lease - long-term portion	234,573